Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	€ 122,323	€ 131,525
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	73,541	63,986
Floating rate	7,441	14,571
Other	30,069	41,588
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,082	9,644
Floating rate	0	1,491
Other	€ 189	€ 245